Lease (Details Narrative) (USD $)	12 Months Ended		33 Months Ended	93 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2013	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013 Preferred Series B [Member]	Jun. 30, 2014 Maturities [Member]	Jun. 30, 2014 Hawaii Research Center [Member]	Jun. 30, 2013 Hawaii Research Center [Member]	Jun. 30, 2014 Hawaii Research Center [Member]	Jun. 30, 2013 Hawaii Research Center [Member]	Dec. 31, 2013 Hawaii Research Center [Member]	Dec. 31, 2012 Hawaii Research Center [Member]	Dec. 31, 2013 Hawaii Research Center [Member]	Jun. 30, 2014 Manoa Innovation Center [Member]	Jun. 30, 2013 Manoa Innovation Center [Member]	Jun. 30, 2014 Manoa Innovation Center [Member]	Jun. 30, 2013 Manoa Innovation Center [Member]	Dec. 31, 2013 Manoa Innovation Center [Member]	Dec. 31, 2012 Manoa Innovation Center [Member]	Dec. 31, 2013 Manoa Innovation Center [Member]
Lease payment amount			$ 614,934
Gain loss on debt extingshment waiver fee			786,945	786,945
Preferred stock held secrity						750,000
Rent settlement payable	0			0	0
Operating lease rent expense								17,012	16,832	32,622	37,724	63,393	71,760	2,070,801	8,465	11,150	15,430	20,036	27,241	23,026	91,199
Future minimum lease payments under non-cancelable operating leases	30,632			30,632			12,252
Total lease settlement amount payable		$ 251,184